Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,277,000
Previously Paid Amount	0.00
Total Fee Amount	1,143.05
Total Offset Amount	0.00
Net Fee	1,143.05
Narrative - Max Aggregate Offering Price	$ 8,277,000
Final Prospectus	true